Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended	52 Months Ended	55 Months Ended	60 Months Ended	69 Months Ended	78 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Sep. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 19, 2020	May 19, 2020	Dec. 31, 2019	Apr. 10, 2019	Dec. 31, 2018	Jul. 09, 2018
C000199639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles International Unconstrained Equity Fund
Account Value	$ 12,587.16	$ 12,587.16	$ 12,587.16	$ 12,587.16	$ 12,587.16	$ 12,587.16	$ 12,587.16		$ 12,306.69	$ 10,345.54	$ 11,973.49	$ 10,499.08			$ 9,888.98		$ 8,316.85	$ 10,000
Average Annual Return, Percent		2.28%			4.94%		3.62%
C000199640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Tax Aware Ultra Short Duration Fund
Account Value	11,206.88	$ 11,206.88	11,206.88	11,206.88	$ 11,206.88	11,206.88	$ 11,206.88		10,802.85	10,403.18	10,440.37	10,431.86			10,246.87		10,048.32	10,000
Average Annual Return, Percent		3.74%			1.81%		1.77%
C000199641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles U.S. Unconstrained Equity Fund
Account Value	24,259.95	$ 24,259.95	24,259.95	24,259.95	$ 24,259.95	24,259.95	$ 24,259.95		19,428.52	14,895.69	18,908.64	14,491.21			11,353.49		9,087.04	10,000
Average Annual Return, Percent		24.87%			16.40%		14.66%
C000199642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Ultra Short Duration Fund
Account Value	11,879.24	$ 11,879.24	11,879.24	11,879.24	$ 11,879.24	11,879.24	$ 11,879.24		11,211.17	10,584.12	10,588.14	10,572.6			10,359.95		10,063.46	10,000
Average Annual Return, Percent		5.96%			2.77%		2.69%
C000206545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Account Value	23,535	$ 23,535	23,535	23,535	$ 23,535	$ 23,535	$ 23,535		18,837	14,592	16,694	14,445			11,190	$ 10,000
Average Annual Return, Percent		24.94%			16.03%	16.13%
C000206546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Managed Equity Portfolio International Unconstrained Fund
Account Value	14,719	$ 14,719	14,719	14,719	$ 14,719	$ 14,719	14,719		14,343	11,948	13,660	11,406			10,441	10,000
Average Annual Return, Percent		2.62%			7.11%	6.99%
C000218339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Global Bond Fund
Account Value	10,431.31	$ 10,431.31	10,431.31	$ 10,431.31	$ 10,431.31	$ 10,431.31	10,431.31		10,034.85	9,278.28	10,190.67	10,267.15		$ 10,000
Average Annual Return, Percent		3.95%		0.92%
C000218340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Tax Aware Bond Fund
Account Value	10,710.43	$ 10,710.43	10,710.43	$ 10,710.43	10,710.43	10,710.43	10,710.43		10,462.29	9,836.21	10,613.1			10,000
Average Annual Return, Percent		2.37%		1.50%
C000220641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Credit Opportunities Fund
Account Value	$ 11,534.69	$ 11,534.69	$ 11,534.69	$ 11,534.69	11,534.69	11,534.69	11,534.69		10,615.9	9,689.26	10,767.79		$ 10,000
Average Annual Return, Percent		8.65%	3.32%
C000252360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Six Circles Multi-Strategy Fund
Average Annual Return, Percent	1.10%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA Index
Account Value	$ 13,697.68	$ 13,697.68	$ 13,697.68	13,697.68	$ 13,697.68	$ 13,697.68	$ 13,697.68		13,082.83	11,092.78	12,942.36	11,491.62			10,681.3	10,000	8,720.08	10,000
Average Annual Return, Percent		4.70%			5.10%	5.98%	4.98%
iMoneyNet Tax Free National Institutional Money Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		iMoneyNet Tax-Free National Institutional Money Market Index
Account Value	10,831.34	$ 10,831.34	10,831.34	10,831.34	$ 10,831.34	$ 10,831.34	$ 10,831.34		10,604.92	10,332.29	10,232.19	10,230.84			10,190.43		10,062.02	10,000
Average Annual Return, Percent		2.14%			1.23%		1.24%
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Account Value	23,515.91	$ 23,515.91	23,515.91	23,515.91	$ 23,515.91	$ 23,515.91	$ 23,515.91		18,800.60	14,792.12	18,366.51	14,464.99			11,917.99	$ 10,000	9,053.3	10,000
Average Annual Return, Percent		25.08%			14.56%	15.09%	14.11%
Bloomberg 1 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value	11,672	$ 11,672	11,672	11,672	$ 11,672	$ 11,672	$ 11,672		11,082.61	10,541.05	10,383.17	10,378.9			10,322.78		10,099.78	10,000
Average Annual Return, Percent		5.32%			2.49%		2.42%
Bloomberg Global Aggregate Index Hedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global-Aggregate Index—Hedged USD
Account Value	9,958.52	$ 9,958.52	9,958.52	$ 9,958.52	$ 9,958.52	9,958.52	$ 9,958.52		9,631.47	8,989.06	10,125	10,267.87		10,000
Average Annual Return, Percent		3.40%		(0.09%)
Bloomberg 1 15 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-15 Year Municipal Bond Index
Account Value	10,475.79	$ 10,475.79	10,475.79	$ 10,475.79	10,475.79	10,475.79	10,475.79		10,384.43	9,865.72	10,489.65	10,399.89		10,000
Average Annual Return, Percent		0.88%		1.01%
Bloomberg U S Intermediate Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Corporate Bond Index
Account Value	10,202.69	$ 10,202.69	$ 10,202.69	$ 10,202.69	10,202.69	10,202.69	10,202.69		9,789.34	9,124.3	10,071.43		10,000
Average Annual Return, Percent		4.22%	0.46%
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Account Value	$ 10,073.49	$ 10,073.49	$ 10,073.49	10,073.49	10,073.49	10,073.49	10,073.49	$ 10,000
Average Annual Return, Percent	0.73%
Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index Total Return Index Value Unhedged USD
Account Value	$ 11,448.79	$ 11,448.79	11,448.79	$ 11,448.79	$ 11,448.79	11,448.79	$ 11,448.79		11,329.44	10,647.83	11,640.25	11,466.27		10,000	10,898.22		10,134.55	10,000
Average Annual Return, Percent		1.05%		1.02%	0.99%		2.11%
Bloomberg U S Aggregate Total Return Value Unhedged USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index
Account Value	10,855.44	$ 10,855.44	10,855.44	$ 10,855.44	$ 10,855.44	10,855.44	$ 10,855.44		10,721.4	10,159.69	11,679.16	11,862.08			$ 11,033.81		$ 10,149.14	$ 10,000
Average Annual Return, Percent		1.25%			(0.33%)		1.28%
Bloomberg Global Aggregate Total Return Index Value Unhedged USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global-Aggregate Total Return Index Value Unhedged USD
Account Value	$ 8,964.47	$ 8,964.47	$ 8,964.47	$ 8,964.47	$ 8,964.47	$ 8,964.47	$ 8,964.47		$ 9,118.49	$ 8,625.53	$ 10,298.96	$ 10,807.67	$ 10,000	$ 10,000
Average Annual Return, Percent		(1.69%)	(3.57%)	(2.34%)